Chapman and Cutler llp	111 West Monroe Street
Chicago, Illinois 60603

April 3, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:          First Trust Exchange-Traded Fund VIII
                (Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 114 and under the Investment Company Act of 1940, as amended, Amendment No. 116 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to First Trust TCW Securitized Plus ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become effective on April 6, 2020.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures